UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brad Stephens
Title:     General Partner
Phone:     415-835-3827

Signature, Place, and Date of Signing:

       /s/  Brad Stephens     San Francisco, CA     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $169,837 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     1569   107826 SH       SOLE                   107826        0        0
AIRSPAN NETWORKS INC           COM              00950H102     7575  1331324 SH       SOLE                  1331324        0        0
ALIGN TECHNOLOGY INC           COM              016255101     2265   350000 SH       SOLE                   350000        0        0
ALVARION LTD                   SHS              M0861T100     5845   670292 SH       SOLE                   670292        0        0
AP PHARMA INC                  COM              00202J104       27    17800 SH       SOLE                    17800        0        0
ARRAY BIOPHARMA INC            COM              04269X105     8911  1271239 SH       SOLE                  1271239        0        0
AXESSTEL INC                   COM              05459T101     2660  2353600 SH       SOLE                  2353600        0        0
CURAGEN CORP                   COM              23126R101     5112  1659788 SH       SOLE                  1659788        0        0
CURIS INC                      COM              231269101     6338  1780208 SH       SOLE                  1780208        0        0
DECODE GENETICS INC            COM              243586104     2290   277241 SH       SOLE                   277241        0        0
ELECTRONIC CLEARING HOUSE IN   COM PAR.01 NEW   285562500     1279   128237 SH       SOLE                   128237        0        0
ELOYALTY CORP                  COM NEW          290151307      596    57900 SH       SOLE                    57900        0        0
GENOMIC HEALTH INC             COM              37244C101      539    59164 SH       SOLE                    59164        0        0
ILLUMINA INC                   COM              452327109    16067  1139500 SH       SOLE                  1139500        0        0
IVANHOE MINES LTD              COM              46579N103     4098   569900 SH       SOLE                   569900        0        0
JAMDAT MOBILE INC              COM              47023T100     1963    73858 SH       SOLE                    73858        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      978   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    22517 12041113 SH       SOLE                 12041113        0        0
NANOGEN INC                    COM              630075109      552   211581 SH       SOLE                   211581        0        0
NEW FRONTIER MEDIA INC         COM              644398109    10397  1592266 SH       SOLE                  1592266        0        0
NITROMED INC                   COM              654798503     7198   516000 SH       SOLE                   516000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     5892   486514 SH       SOLE                   486514        0        0
OMNICELL INC                   COM              68213N109     1286   107600 SH       SOLE                   107600        0        0
PAIN THERAPEUTICS INC          COM              69562K100     3346   495000 SH       SOLE                   495000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     3839   153511 SH       SOLE                   153511        0        0
PYR ENERGY CORP                COM              693677106      121    89600 SH       SOLE                    89600        0        0
SANGAMO BIOSCIENCES INC        COM              800677106      576   142972 SH       SOLE                   142972        0        0
SOLEXA INC                     COM              83420X105     1410   140000 SH       SOLE                   140000        0        0
SURMODICS INC                  COM              868873100     5179   140000 SH       SOLE                   140000        0        0
SYSTEMAX INC                   COM              871851101     2177   348875 SH       SOLE                   348875        0        0
THE9 LTD                       ADR              88337K104    16597  1085466 SH       SOLE                  1085466        0        0
UNITED RETAIL GROUP INC        COM              911380103     8231   625918 SH       SOLE                   625918        0        0
VIACELL INC                    COM              92554J105     3549   631419 SH       SOLE                   631419        0        0
XENOGEN CORP                   COM              98410R108      234    74262 SH       SOLE                    74262        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108     4240  2000000 SH       SOLE                  2000000        0        0
ZIPREALTY INC                  COM              98974V107     4384   520612 SH       SOLE                   520612        0        0